Income Taxes - Schedule of Cash Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal	$ 0	$ 0
State - Texas	66	49
Total cash paid	630	536
Canada
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	0	0
India
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	425	315
UK
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 139	$ 172